Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%
Valuation allowance increased	$ 30,000	$ 20,400
Unrecognized tax benefits	$ 0	$ 0